Pension and Other Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Vesting period	1 year
Defined contribution plan contribution	$ 245	$ 124	$ 132
Shares of company common stock held in defined contribution plan assets	4,184,335
Deferred compensation plan, liability	$ 65	67
Deferred compensation plan, expense	4	5	3
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Gain due to remeasurement	17
Gain due to curtailment	40
Actuarial loss	23
Contractual termination benefits	13	$ 1	$ 6
Estimated future amortization of prior service credit	$ 16
Non-employee directors
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, maximum deferral percentage	100.00%